Segment information and revenue	12 Months Ended
Dec. 31, 2022
Segment information and revenue
Segment information and revenue

5     Segment information and revenue

5.1  Description of segments and principal activities

The chief operating decision-makers and management personnel review the Group’s internal reporting in order to assess performance, allocate resources, and determine the operating segments based on these reports.

The Group has the following reportable segments for the year ended December 31, 2022:

– Technology Solution

– Virtual Bank Business

5     Segment information and revenue (Continued)

5.1  Description of segments and principal activities (Continued)

As the Group’s assets and liabilities are substantially located in the PRC, substantially all revenues are earned and substantially all expenses incurred in the PRC, no geographical segments are presented.

	Year ended December 31, 2020
			Intersegment
			eliminations
	Virtual Bank	Technology	and
	Business	Solutions	adjustments	Consolidated
	RMB’000	RMB’000	RMB’000	RMB’000

Revenue	3,177	3,353,903	(44,790)	3,312,290
Cost of revenue	(20,953)	(2,092,671)	44,790	(2,068,834)
Gross profit	(17,776)	1,261,232	—	1,243,456

Research and development expenses	(27,395)	(1,145,895)	—	(1,173,290)
Selling and marketing expenses	(18,622)	(610,866)	—	(629,488)
General and administrative expenses	(106,291)	(728,626)	—	(834,917)
Net impairment losses on financial and contract assets	(712)	(133,807)	—	(134,519)
Other income, gains or loss-net	7,440	50,992	—	58,432
Operating loss	(163,356)	(1,306,970)	—	(1,470,326)

Finance income	—	77,237	—	77,237
Finance costs	(546)	(149,817)	—	(150,363)
Finance costs – net	(546)	(72,580)	—	(73,126)
Share of losses of associate and joint venture	—	(7,802)	—	(7,802)
Loss before income tax	(163,902)	(1,387,352)	—	(1,551,254)

ASSETS
Segment Assets	1,026,918	9,822,814	(818,197)	10,031,535
Goodwill	—	289,161	—	289,161
Deferred income tax assets	—	564,562	—	564,562
Total assets	1,026,918	10,676,537	(818,197)	10,885,258

LIABILITIES
Segment Liabilities	511,105	5,129,511	(60,721)	5,579,895
Deferred income tax liabilities	—	20,080	—	20,080
Total Liabilities	511,105	5,149,591	(60,721)	5,599,975

Other segment information
Depreciation of property and equipment	8,273	130,258	—	138,531
Amortization of intangible assets	10,720	271,977	—	282,697
Additions of non-current assets except for goodwill and deferred income tax assets	63,997	239,829	—	303,826

5     Segment information and revenue (Continued)

5.1  Description of segments and principal activities (Continued)

	Year ended December 31, 2021
			Intersegment
			eliminations
	Virtual Bank	Technology	and
	Business	Solutions	adjustments	Consolidated
	RMB’000	RMB’000	RMB’000	RMB’000

Revenue	34,320	4,098,734	(697)	4,132,357
Cost of revenue	(37,748)	(2,658,655)	697	(2,695,706)
Gross profit	(3,428)	1,440,079	—	1,436,651

Research and development expenses	(33,192)	(1,319,826)	—	(1,353,018)
Selling and marketing expenses	(38,042)	(550,338)	—	(588,380)
General and administrative expenses	(99,796)	(741,889)	—	(841,685)
Net impairment losses on financial and contract assets	(1,250)	(70,979)	—	(72,229)
Other income, gains or loss-net	91	13,830	—	13,921
Operating loss	(175,617)	(1,229,123)	—	(1,404,740)

Finance income	—	28,823	—	28,823
Finance costs	(310)	(76,327)	—	(76,637)
Finance costs – net	(310)	(47,504)	—	(47,814)
Share of gain of associate and joint venture	—	9,946	—	9,946
Loss before income tax	(175,927)	(1,266,681)	—	(1,442,608)

ASSETS
Segment Assets	2,032,344	7,377,469	(1,041,585)	8,368,228
Goodwill	—	289,161	—	289,161
Deferred income tax assets	—	683,218	—	683,218
Total assets	2,032,344	8,349,848	(1,041,585)	9,340,607

LIABILITIES
Segment Liabilities	1,459,125	4,097,004	(60,465)	5,495,664
Deferred income tax liabilities	—	9,861	—	9,861
Total Liabilities	1,459,125	4,106,865	(60,465)	5,505,525

Other segment information
Depreciation of property and equipment	14,195	121,780	—	135,975
Amortization of intangible assets	20,356	282,418	—	302,774
Additions of non-current assets except for goodwill and deferred income tax assets	44,107	201,940	—	246,047

5     Segment information and revenue (Continued)

5.1  Description of segments and principal activities (Continued)

	Year ended December 31, 2022
			Intersegment
			eliminations
	Virtual Bank	Technology	and
	Business	Solutions	adjustments	Consolidated
	RMB’000	RMB’000	RMB’000	RMB’000

Revenue	106,540	4,360,546	(3,084)	4,464,002
Cost of revenue	(56,716)	(2,775,354)	3,084	(2,828,986)
Gross profit	49,824	1,585,192	—	1,635,016

Research and development expenses	(18,276)	(1,399,415)	—	(1,417,691)
Selling and marketing expenses	(41,408)	(369,948)	—	(411,356)
General and administrative expenses	(114,546)	(710,165)	—	(824,711)
Net impairment losses on financial and contract assets	(10,616)	(23,023)	—	(33,639)
Other income, gains or loss-net	(544)	71,362	—	70,818
Operating loss	(135,566)	(845,997)	—	(981,563)

Finance income	—	14,709	—	14,709
Finance costs	(354)	(36,819)	—	(37,173)
Finance costs – net	(354)	(22,110)	—	(22,464)
Share of gain of associate and joint venture	—	24,852	—	24,852
Impairment charges on associates	—	(10,998)	—	(10,998)
Loss before income tax	(135,920)	(854,253)	—	(990,173)

ASSETS
Segment Assets	2,851,885	6,330,769	(1,355,392)	7,827,262
Goodwill	—	289,161	—	289,161
Deferred income tax assets	—	765,959	—	765,959
Total assets	2,851,885	7,385,889	(1,355,392)	8,882,382

LIABILITIES
Segment Liabilities	2,093,126	3,521,957	(15,952)	5,599,131
Deferred income tax liabilities	—	5,196	—	5,196
Total Liabilities	2,093,126	3,527,153	(15,952)	5,604,327

Other segment information
Depreciation of property and equipment	13,191	106,118	—	119,309
Amortization of intangible assets	26,909	135,212	—	162,121
Additions of non-current assets except for goodwill and deferred income tax assets	45,737	98,740	—	144,477

5     Segment information and revenue (Continued)

5.2  Revenue

(a)  Disaggregation of revenue from contracts with customers

	For the year ended
	December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
- Technology Solutions
Implementation	851,856	733,648	861,820
Transaction based and support revenue
- Operation support services	1,061,445	1,097,719	1,140,727
- Business origination services	605,733	450,597	383,723
- Risk management services	362,530	534,071	414,849
- Cloud services platform	314,338	1,050,179	1,315,819
- Post‑implementation support services	55,678	49,447	50,983
- Others	57,533	182,376	189,541

	3,309,113	4,098,037	4,357,462

5      Segment information and revenue (Continued)

5.2  Revenue (Continued)

(a)  Disaggregation of revenue from contracts with customers (Continued)

Disaggregation of revenue by timing of transfer of services over time or at a point in time is set out below:

	At a point
	in time	Over time	Total
Year ended December 31, 2020
Implementation	—	851,856	851,856
Transaction based and support revenue
- Operation support services	453,720	607,725	1,061,445
- Business origination services	605,733	—	605,733
- Risk management services	362,530	—	362,530
- Cloud services platform	—	314,338	314,338
- Post‑implementation support services	—	55,678	55,678
- Others	56,505	1,028	57,533

	1,478,488	1,830,625	3,309,113

	At a point
	in time	Over time	Total
Year ended December 31, 2021
Implementation	—	733,648	733,648
Transaction based and support revenue
- Operation support services	399,523	698,196	1,097,719
- Business origination services	450,597	—	450,597
- Risk management services	534,071	—	534,071
- Cloud services platform	—	1,050,179	1,050,179
- Post-implementation support services	—	49,447	49,447
- Others	181,004	1,372	182,376

	1,565,195	2,532,842	4,098,037

	At a point
	in time	Over time	Total
Year ended December 31, 2022
Implementation	36,266	825,554	861,820
Transaction based and support revenue
- Operation support services	376,784	763,943	1,140,727
- Business origination services	383,723	—	383,723
- Risk management services	414,849	—	414,849
- Cloud services platform	—	1,315,819	1,315,819
- Post-implementation support services	—	50,983	50,983
- Others	189,366	175	189,541

	1,400,988	2,956,474	4,357,462

5     Segment information and revenue (Continued)

5.2  Revenue (Continued)

(a)  Disaggregation of revenue from contracts with customers (Continued)

During the years ended December 31, 2020, 2021 and 2022, the Group mainly operated in the PRC and most of the revenue were generated in PRC.

The major customers (and for the Group’s lending solution services, the parties to whom service fees were charged(i)) which contributed more than 10% of the total revenue of the Group for the years ended December 31, 2020, 2021 and 2022 are listed as below:

	For the year
	ended
	December 31,
	2020	2021	2022
	% of total	% of total	% of total
	revenue	revenue	revenue
Ping An Group and its subsidiaries	52.23%	56.03%	56.60%
Lufax Holding Ltd (“Lufax” and its subsidiaries)	11.32%	11.15%	10.29%
	63.55%	67.18%	66.89%

The major customers (and for the Group’s lending solution services, the lender(ii)) which contributed more than 10% of the total revenue of the Group for the years ended December 31, 2020, 2021 and 2022 are listed as below:

	For the year
	ended
	December 31,
	2020	2021	2022
	% of total	% of total	% of total
	revenue	revenue	revenue
Ping An Group and its subsidiaries	52.13%	56.06%	56.60%
Lufax and its subsidiaries	10.36%	10.36%	9.71%
	62.49%	66.42%	66.31%

Note:

(i)	The Group’s lending solution services revenue by parties charged represent the fees received/receivable by the Group from the respective customers.
(ii)	The Group’s lending solution services revenue by lenders represent the fees generated by the Group from loans facilitated through the Group’s platform for the respective customers as lenders.

(b)   Interest and commission income

	For the year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000

– Virtual Bank Business

Interest and commission income	3,177	34,320	106,540

5     Segment information and revenue (Continued)

5.2  Revenue (Continued)

(c)  Contract assets and liabilities

The Group has recognized the following revenue-related contract assets and liabilities:

	At December 31,
	2021	2022
	RMB’000	RMB’000
Contract assets
-Implementation	271,521	163,769
-Transaction based and support	39,582	18,711
- Business origination services	9,976	1,404
- Operation support services	17,449	12,085
- Post implementation support services	12,157	5,222

	311,103	182,480
Less: Impairment loss allowance
-Implementation	(72,266)	(52,385)
-Transaction based and support	(10,074)	(7,467)
- Operation support services	(4,771)	(4,779)
- Post implementation support services	(5,303)	(2,688)

	(82,340)	(59,852)
	228,763	122,628

Less: Non-current contract assets	(868)	—
	227,895	122,628

	At December 31,
	2021	2022
	RMB’000	RMB’000
Contract liabilities
-Implementation	24,107	42,014
-Transaction based and support	149,155	144,613
-Post implementation support services	22,748	21,679
-Risk management services	21,629	20,997
-Operation support services	90,409	87,562
-Others	14,369	14,375

	173,262	186,627

Less: Non‑current contract liabilities	(19,418)	(19,977)
	153,844	166,650

5     Segment information and revenue (Continued)

5.2  Revenue (Continued)

(c)  Contract assets and liabilities (Continued)

Decrease in contract assets during the year was because of the payment from the customer exceeds the value ascribed to the services rendered by the Group.

During the years ended December 31, 2020, 2021 and 2022, there were no material cumulative catch-up adjustments to revenue that affect the corresponding contract asset or contract liability, including adjustments arising from a change in the measure of progress, a change in an estimate of the transaction price or a contract modification, there were also no revenue recognized in the reporting year from performance obligations satisfied (or partially satisfied) in previous years.

(i)Revenue recognized in relation to contract liabilities

	For the year ended
Revenue recognized in relation to contract liabilities	December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Revenue recognized that was included in the contract liability balance at the beginning of the year	104,960	138,547	153,844

(ii)	Remaining performance obligations of long-term contracts

Remaining performance obligations of long-term contracts	For the year ended
	December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Aggregate amount of the transaction price allocated to long‑term contracts that are partially or fully unsatisfied at the end of each year
Expected to be recognized within one year	240,089	455,294	670,991
Expected to be recognized in one to two years	67,464	89,762	237,126
Expected to be recognized in two to three years	48,475	33,937	99,208
Expected to be recognized beyond three years	27,688	31,523	44,365
	383,716	610,516	1,051,690

The remaining performance obligations disclosed above represent post-implementation support services, risk management services and operation support services that have an original contractual term of more than one year. Moreover, the amount disclosed above does not include variable consideration which is constrained.